Subordinated Liabilities (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018 [1]
GBP [Abstract]
Redemption of subordinated debt	£ 4,746	£ 6,574	[1]	£ 3,246
Dated subordinated liabilities	31,100	32,352
Issuance of subordinated debt	£ 3,856	6,785	[1]	£ 221
Undated Subordinated liabilities [member]
Disclosure of detailed information about borrowings [line items]
Description of interest rate	All undated subordinated liabilities bear a fixed rate of interest until the initial call date, with the exception of the 9% Bonds which are fixed for the life of the issue, and the Junior and Series 1, Series 2 and Series 3 Undated Notes which are floating rate at rates fixed periodically in advance based on the related market rate. After the initial call date, in the event that they are not redeemed, the 6.125% Undated Notes, and the 9.25% Bonds will bear interest at rates fixed periodically in advance for five-year periods based on market rates. All other undated subordinated liabilities will bear interest at rates fixed periodically in advance based on market rates.
Description of interest payments	Apart from the Junior Undated Floating Rate Notes, Barclays Bank PLC is not obliged to make a payment of interest on its Undated Notes, Bonds and Loans excluding the 9.25% Bonds if, in the preceding six months, a dividend has not been declared or paid on any class of shares of Barclays PLC or, in certain cases, any class of preference shares of Barclays Bank PLC. Barclays Bank PLC is not obliged to make a payment of interest on its 9.25% Perpetual Subordinated Bonds if, in the immediately preceding 12 month interest period, a dividend has not been paid on any class of its share capital. Interest not paid becomes payable in each case if such a dividend is subsequently paid or in certain other circumstances. During the year, During the year, Barclays Bank PLC paid interest on each of its Undated Notes, Bonds and Loans. No payment of principal or any interest may be made unless Barclays Bank PLC satisfies a specified solvency test. Barclays Bank PLC may elect to defer any payment of interest on the RCIs. Any such deferred payment of interest must be paid on the earlier of: (i) the date of redemption of the RCIs, and (ii) the coupon payment date falling on or nearest to the tenth anniversary of the date of deferral of such payment. Whilst such deferral is continuing, (i) neither Barclays Bank PLC nor Barclays PLC may declare or pay a dividend, subject to certain exceptions, on any of its ordinary shares or preference shares and (ii) certain restrictions on the redemption, purchase or reduction of their respective share capital and certain other securities also apply. Barclays Bank PLC may elect to defer any payment of interest on the TONs if it determines that it is, or such payment would result in it being, in non-compliance with capital adequacy requirements and policies of the PRA. Any such deferred payment of interest will only be payable on a redemption of the TONs. Until such time as Barclays Bank PLC next makes a payment of interest on the TONs, (i) neither Barclays Bank PLC nor Barclays PLC may declare or pay a dividend, subject to certain exceptions, on any of their respective ordinary shares or preference shares, or make payments of interest in respect of Barclays Bank PLC’s Reserve Capital Instruments and (ii) certain restrictions on the redemption, purchase or reduction of their respective share capital and certain other securities also apply.
Description of repayment period	All undated subordinated liabilities are repayable, at the option of Barclays Bank PLC generally in whole at the initial call date and on any subsequent coupon or interest payment date or in the case of the 6.125% Undated Notes and the 9.25% Bonds on any fifth anniversary after the initial call date. In addition, each issue of undated subordinated liabilities is repayable, at the option of Barclays Bank PLC, in whole for certain tax reasons, either at any time, or on an interest payment date. There are no events of default except non-payment of principal or mandatory interest. Any repayments require the prior consent of the PRA.
Dated subordinated liabilities [member]
Disclosure of detailed information about borrowings [line items]
Description of interest rate	Interest on floating rate notes and loans is set by reference to market rates at the time of issuance and fixed periodically in advance, based on the related market rates. Interest on fixed rate notes and loans is set by reference to market rates at the time of issuance and fixed until maturity. Interest on fixed rate callable notes and loans is set by reference to market rates at the time of issuance and fixed until the call date. After the call date, in the event that the notes or loans are not redeemed, the interest rate will be re-set to either a fixed or floating rate until maturity based on market rates. No interest is paid on zero coupon notes.
Description of repayment period	Those subordinated liabilities with a call date are repayable at the option of the issuer, on conditions governing the respective debt obligations, some in whole or in part, and some only in whole. The remaining dated subordinated liabilities outstanding at 31 December 2020 are redeemable only on maturity, subject in particular cases, to provisions allowing an early redemption in the event of certain changes in tax law or, to certain changes in legislation or regulations. Any repayments prior to maturity may require, in the case of Barclays Bank PLC, the prior consent of the PRA or BoE, or in the case of the overseas issues, the consent of the local regulator for that jurisdiction and of the PRA in certain circumstances. There are no committed facilities in existence at the balance sheet date which permit the refinancing of debt beyond the date of maturity.
Barclays Bank PLC loans issued intra-group to Barclays PLC
GBP [Abstract]
Redemption of subordinated debt	£ 3,456
Issuance of subordinated debt	3,700
Barclays Bank PLC externally issued
GBP [Abstract]
Redemption of subordinated debt	2,498
USD Notes | Fixed interest rate [member] | Other subsidiaries [member]
GBP [Abstract]
Redemption of subordinated debt	30
USD Notes | Floating interest rate [member]
GBP [Abstract]
Issuance of subordinated debt	156
USD Notes | Floating interest rate [member] | Other subsidiaries [member]
GBP [Abstract]
Redemption of subordinated debt	£ 342
7.625% Contingent Capital Notes (USD 3,000m), Due 2022
Disclosure of detailed information about borrowings [line items]
Description of arrangement for contingent consideration arrangements and indemnification assets	The 7.625% Contingent Capital Notes will be automatically transferred from investors to Barclays PLC (or another entity within the Barclays Group) for nil consideration in the event the Barclays PLC transitional CET1 ratio falls below 7.0%.
GBP [Abstract]
Redemption of subordinated debt	£ 1,126
7.125% Undated Subordinated Notes
GBP [Abstract]
Redemption of subordinated debt	158
5.14% Lower Tier 2 Notes (USD 1,094m), Due 2020
GBP [Abstract]
Redemption of subordinated debt	842
Various subordinated loans
GBP [Abstract]
Dated subordinated liabilities	£ 16,607
Various subordinated loans | Dated subordinated liabilities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	maturities ranging from 2021to 2050
Various subordinated loans | Fixed interest rate [member]
GBP [Abstract]
Dated subordinated liabilities	£ 9,563	7,548
Various subordinated loans | Floating interest rate [member]
GBP [Abstract]
Dated subordinated liabilities	£ 489	£ 1,094
Certain intra-group Subordiinated loans | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Borrowings Initial call date	have a call date one year prior to their maturity

[1]

2019 and 2018 comparative figures have been restated to make the cash flow statement more relevant following a review of the disclosure and the accounting policies applied. Amendments have been made to the classification of cash collateral reported within cash and cash equivalents and to the presentation of items within net cash flows from operating and investing activities. Footnotes b and c below quantify the impact of the changes to the respective cash flow categories in prior periods and provide further detail.